Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable Net Abstract
Accounts receivable	$ 92,225	$ 83,019
Less: Allowance for doubtful accounts	(3,115)	(2,398)
Total	$ 89,110	$ 80,621